Related Party Balances and Transactions (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 USD ($)
Related Party Transaction [Line Items]
Amount due to a related party	$ 2,450,000				$ 312,500
Promissory note payable, non-current	14,551,432				1,856,050
Interest expense	243,432	$ 31,050		$ 2,028
Related party transaction amount	$ 139,269
Percentage of due to related parties	9.60%	9.60%
Accretion of promissory note	$ 243,432	$ 31,050
Promissory Note [Member]
Related Party Transaction [Line Items]
Cash flow market discount rate	6.75%	6.75%
Raytech Innovation [Member]
Related Party Transaction [Line Items]
Amounts due to directors	$ 2,170,627				276,867
Worry Free [Member]
Related Party Transaction [Line Items]
Promissory note payable, non-current	2,000,000
Interest expense	243,432
Related party transaction amount	$ 2,031,358
Percentage of bearing interest	2.00%	2.00%
Acquisition-date fair value	$ 14,188,098				$ 1,825,000
Accretion of promissory note	$ 14,551,432	$ 1,856,050